Stock Options (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Expected life in years	5 years 6 months	5 years
Weighted Avg. Expected Volatility	92.30%
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Risk-free interest rate	1.23%	1.49%
Weighted Avg. Expected Volatility		88.40%
Maximum [Member]
Risk-free interest rate	1.41%	1.70%
Weighted Avg. Expected Volatility		105.30%